Financial Instruments (Schedule of Exposure to Credit Risk) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents		$ 46,376	$ 14,954	$ 13,519	$ 22,255
Mutual funds		15	13
Short-term investments - bank deposits	[1]	56,693	37,849
Trade receivables		6,056	8,225
Other current assets		271	171
Long-term investments - bank deposits		5,171	9,017
Maximum exposure to credit risk, total		$ 114,582	$ 70,229

[1]	Including restricted cash in the amount of USD 1,107 thousand for bank guarantees.